Preparation of the consolidated financial statements and significant accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Preparation of the consolidated financial statements and significant accounting policies
2.	Preparation of the consolidated financial statements and significant accounting policies

2.1	Basis of financial statements

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements are presented in thousands of Brazilian reais, unless otherwise indicated, which is the functional currency of PagSeguro Digital and its subsidiaries.

The consolidated financial statements have been prepared under the historical cost convention, which is modified for certain financial assets and liabilities (including derivative instruments) measured at fair value.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying PagSeguro Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 3.

PagSeguro Group has adopted all pronouncements and interpretations issued by IASB that were in effect at December 31, 2018.

These consolidated financial statements for the years ended December 31, 2018, 2017 and 2016 were approved by PagSeguro Digital’s Board of Directors at a meeting held on February 15, 2019.

2.2	Basis of consolidation

Consolidated financial statements

PagSeguro Group consolidates all entities over which PagSeguro Digital has control, when it is exposed or has rights to variable returns on its interest in the investee, and has the ability to govern the investee’s relevant activities.

The subsidiaries included in the consolidation are described in Note 4.

Subsidiaries

Subsidiaries are all entities over which PagSeguro Digital has control. Subsidiaries are fully consolidated from the date on which control is transferred to PagSeguro Digital. They are deconsolidated from the date that control ceases.

Identifiable assets acquired and liabilities and contingent liabilities assumed for the acquisition of subsidiaries in a business combination are measured initially at their fair values at the acquisition date.PagSeguro Group recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. Non-controlling interests are determined upon each acquisition. Acquisition-related costs are accounted for in the statement of income as incurred. These accounting practices do not apply to transactions under common control.

Transactions, balances and unrealized gains on intercompany transactions are eliminated. Unrealized losses are also eliminated, unless the transaction provides evidence of impairment of the asset transferred. The accounting policies of the subsidiaries are changed, where necessary, to ensure consistency with the policies adopted by PagSeguro Group.

2.3	Foreign currency translation

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the dates of valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

2.4	Cash and cash equivalents

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and not for investment or any other purposes. PagSeguro Group classifies as cash equivalents a financial investment that can be immediately converted into a known amount of cash and is subject to immaterial risk of change in value. PagSeguro Group classifies financial instruments with original maturities of three months or less as cash equivalents.

2.5	Financial instruments—initial recognition and subsequent measurement

i) Financial assets

Initial recognition and measurement

Financial assets are classified in the following categories: financial assets at fair value through profit or amortized cost. The classification depends on the purpose for which the financial assets were acquired. PagSeguro Group does not classify its financial assets at fair value through comprehensive income.

Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the statement of income. Financial assets include cash and cash equivalents, current financial investments, note receivables, receivables from related parties, and other receivables.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification, which may be as follows:

Loans and receivables

Loans and receivables are carried at amortized cost using the effective interest rate method.

Financial assets at fair value through profit or loss

This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 – Financial Instruments.

Financial assets at fair value through profit or loss are presented at fair value in the balance sheet, with the corresponding gains or losses recognized in the statement of income.

PagSeguro Group values its financial assets at fair value through profit or loss, as it intends to trade them within a short period of time. Reclassification to loans and receivables depends on the nature of the asset. This valuation does not affect any financial assets designated at fair value through profit or loss at initial recognition, which cannot be subsequently reclassified.

Derecognition

A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:

•	The rights to receive cash flows from the asset expire;

•

PagSeguro Group transfers its rights to receive cash flows from the asset, or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.

When PagSeguro Group has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of PagSeguro Group’s continuing involvement in the asset. In such case, PagSeguro Group also recognizes an associated liability.

The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that PagSeguro Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that PagSeguro Group may be required to repay.

ii) Impairment of financial assets

PagSeguro Group assesses, at the balance sheet date, if there is objective evidence that a financial asset or a group of financial assets is impaired.

A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Evidence of impairment may include an indication that the debtors are experiencing significant financial difficulty, probability that the debtor will enter bankruptcy or other financial reorganization, default or delinquency in interest or principal payments, and an indication of a substantial decline in the estimated future cash flows, such as changes in maturity dates or economic conditions related to default.

iii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified as financial liabilities at fair value through profit or loss, other financial liabilities, or as derivatives designated used for hedge, when appropriate. PagSeguro Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are initially recognized at fair value plus, in the case of other financial liabilities, directly related transaction costs.

Financial liabilities include payables to third parties, payables to third parties of related parties, trade payables, trade payables of related parties, borrowings, and other payables.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification, which may be as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition.

Financial liabilities are classified as held-for-trading if acquired for sale in the short term. This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 – Financial Instruments.

Gains and losses on held-for-trading liabilities are recognized in the statement of income.

Other financial liabilities

After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate method, and are recognized in the statement of income.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of income.

Derecognition

A financial liability is derecognized when the obligation is discharged, canceled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.

iv) Financial instruments—offsetting

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.

v) Fair value of financial instruments

The fair value of financial instruments actively traded in organized markets is determined based on quoted market prices at the balance sheet date, without a deduction of transaction costs.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other similar instruments, discounted cash flow analysis or other valuation methods.

2.6	Note receivables

The amounts are mainly related to receivables from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group platform, and from sales of credit/debit card readers. If collection is expected in one year or less, they are classified as current assets. Otherwise, they are presented as non-current assets.

However the provision for impairment of note receivables, based on PagSeguro Brazil’s risk assessment, is immaterial because the note receivables are mainly comprised of transactions approved by large financial institutions that have a low risk level based on ratings received from major credit rating agencies. Additionally, these financial institutions are the legal obligors to the note receivables. See Note 23.

Note receivables are initially recorded at the present value of expected future cash flows. The note receivables from installment transactions are estimated based on the present value of the future cash flows, using average appropriate terms and rates, which are in accordance with the terms of these transactions.

PagSeguro Group incurs financial expenses when an election to receive early payment of note receivables from financial institutions is made. This financial expense is recognized at the time the financial institution agrees to liquidate a note receivable due in installments on a prepaid basis, and it is recorded as Financial expenses in the statement of income.

2.7	Inventories

Inventories consist of debit and credit card readers. Inventories are stated at the lower of cost and net realizable value. The cost method used for inventories is the weighted moving average method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to make the sale.

2.8	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items and may also include finance costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to PagSeguro Group and that such benefits can be reliably measured. The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of income during the year in which they are incurred.

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated under the straight-line method, based on the estimated useful lives, as shown below (in years):

Data processing equipment	2.5 to 5 years
Furniture and fittings	10 years
Facilities	10 years
Building improvements	10 years
Machinery and equipment	5 to 10 years
Vehicles	5 years

An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amounts, and are recognized within “Other (expenses) income, net” in the statement of income.

2.9	Intangible assets

Software licenses are capitalized on the basis of the costs incurred to acquire the software and bring it to use. These costs are amortized on the straight-line basis over the estimated useful life of the software (three to five years).

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by PagSeguro Group are recognized as intangible assets.

Directly attributable costs, which are capitalized as part of the software product, include costs incurred with employees and expenses allocated to software development. Borrowing costs incurred during the software development period may also be capitalized.

Other development expenditures that do not meet the capitalization criteria are expensed as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period, and are presented within “Advisory and consulting services”.

Computer software development costs recognized as assets are amortized over the estimated useful life, which does not exceed five years from the date that technological feasibility is met.

2.10	Impairment of non-financial assets

Non-financial assets are at least annually reviewed for impairment to determine whether there are any events or changes in economic and technological conditions or in operations that may indicate that an asset is impaired. When applicable, such evidence is identified through the annual impairment test. In order to assess a non-financial asset, it is necessary to estimate its recoverable amount. The recoverable amount of an asset or cash generating unit is the greater of its value in use and its fair value less costs to sell. When the carrying amount of an asset or cash generating unit exceeds its recoverable amount, a provision for impairment is established.

When estimating the value in use of an asset, the future estimated cash flows are discounted to their present value using a pre-tax discount rate that reflects the weighted average cost of capital for the cash generating unit. The net sales price is determined, whenever possible, based on a firm sales contract entered into on an arm’s length basis, between well-informed and willing parties, adjusted by expenses attributable to the asset sale, or, when there is no firm sales contract, based on the price in an active market, or the most recent transaction price for similar assets.

PagSeguro Group annually assesses whether there is any indication that a previously recognized impairment loss no longer exists or has decreased. If there is such indication, the asset’s recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the asset’s carrying amount does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years.

2.11	Payables to third parties

Payables to third parties refer to funds payable and amounts due to merchants that use PagSeguro Brazil platform. PagSeguro Group recognizes the fair value of the transaction which is the transaction amount, net of the transaction cost.

2.12	Provisions

Provisions are recognized when PagSeguro Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. When PagSeguro Group expects the value of a provision to be reimbursed, in whole or in part (for example, due to an insurance contract) the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Expenses associated with any provisions are presented in the statement of income, net of any reimbursements.

PagSeguro Group is a party to legal and administrative proceedings. Provisions are established for all contingencies related to lawsuits for which it is probable that an outflow of funds will be necessary to settle the contingency/obligation and a reasonable estimate can be made. The assessment of the likelihood of loss includes the evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. The provisions are reviewed and adjusted to reflect changes in circumstances.

2.13	Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for transferring goods or services to a customer in the ordinary course of PagSeguro Group’s activities. Revenue is presented net of sales and excise taxes and returns.

PagSeguro Group’s revenue substantially comprises:

•

Revenue from transaction activities and other services: Revenue from fees charged for intermediation of electronic payments, and other services such as prepaid cards, which are recognized at the time the purchase is approved by the financial institution. Revenues from fees charged for intermediation of electronic payments are recognized on a gross basis and related transaction costs are recognized as Cost of sales and services, since PagSeguro Group is considered to be the principal in the intermediation transaction. PagSeguro Group has primary responsibility for providing the services to customers and also directly sets the prices for such services, independently from the related transaction costs agreed between PagSeguro Group and the card schemes or card issuers;

•

Revenue from sales: Revenue from sales of credit and debit card readers and similar items, which is recognized when control of a good is transferred to the customers, i.e., on delivery of the equipment. Under Brazilian consumer law, clients have seven days after ordering Point of Sale equipment (“POS devices”) to cancel the purchase. Returns of devices are accounted for as deductions from revenue from sales at the time the equipment is returned;

•

Financial income: Recognized as a result of the discount rate charged on the early payments of Payables to third parties (merchants). The income is recognized at the time the merchant agrees to receive a sale in installments on an early payment basis, and it is recorded as Financial income in the statement of income.

2.14	Current and deferred income tax and social contribution

Current income tax and social contribution

Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities. The tax rates and tax laws used to calculate the amount are those enacted or substantively enacted at the balance sheet date in the countries where PagSeguro Group operates and generates taxable income.

Current income tax and social contribution related to items recognized directly in equity are recognized in equity. PagSeguro Group periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.

Deferred taxes

Deferred taxes arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts at the balance sheet date.

Deferred tax liabilities are recognized for all temporary taxable differences, except in the following situations:

•

When the deferred tax liability arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit; and

•

On temporary tax differences related to investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized on all deductible temporary differences and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset, except:

•

When the deferred tax asset related to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss; and

•

On the deductible temporary differences associated with investments in subsidiaries. Deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and a deferred tax asset is recognized to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are re-assessed, at each reporting date and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.

Based on the local law of the Cayman Islands (specifically, the Companies Law of 1960), there is no taxation on the income earned by companies organized in this jurisdiction. Therefore, PagSeguro Digital has no income tax impacts in the Cayman Islands.

For the subsidiaries of PagSeguro Digital, deferred tax assets and liabilities are measured using the prevailing tax rates in the year in which the assets will be realized and the liabilities will be settled. The currently defined tax rates of 25% for income tax and 9% for social contribution are used to calculate deferred taxes.

Deferred tax assets and liabilities are presented on a net basis when there is legally or contractually enforceable right to offset the tax asset against the tax liability, and the deferred taxes are related to the same taxable entity and subject to the same tax authority.

2.15	Employee benefits – Profit sharing

PagSeguro Group recognizes a liability and an expense for profit sharing subject to achievement of operational targets and performance established and approved at the beginning of each fiscal year. PagSeguro Group recognizes a provision when contractually obliged or when there is a past practice that has created a constructive obligation.

2.16	Business combination and goodwill

PagSeguro Group accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired, and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of income. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

2.17	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the PagSeguro Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in equity.

2.18	Distribution of dividends and interest on own capital

Distributions of dividends and interest on own capital to PagSeguro Brazil’s shareholders are recognized as a liability in the financial statements at year-end, based on the PagSeguro Brazil’s bylaws, which require the distribution of a minimum of 1% of the profit for the year as dividends. Any amount that exceeds the minimum required is only accrued on the date such distribution is approved by the shareholders at a General Medeting. However, these provisions do not exist under PagSeguro Digital Memorandum of Association.

The tax benefit of interest on own capital is recognized in the statement of income.

2.19	New standards and interpretations

(i)	Effective for periods beginning on or after January 1, 2018

IFRS 9 – Financial Instruments

IFRS 9 addresses the classification, measurement and recognition of financial assets and liabilities. The complete version of IFRS 9 was issued in July 2014 and is effective as off January 1, 2018. It replaces the guidance included in IAS 39 related to the classification and measurement of financial instruments. The main amendments brought by IFRS 9 are: (i) new criteria for the classification of financial assets; (ii) new impairment model for financial assets based on expected losses, replacing the current model based on incurred losses; and (iii) relaxation of the requirements for the adoption of hedge accounting.

Beginning January 1,2018, management implemented the new guidelines introduced by IFRS 9 and there is no relevant impact for the PagSeguro Group.

IFRS 15—Revenue from Contracts with Customers

IFRS 15, effective as of January 1, 2018, supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. The standard establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

Management evaluated the new guidelines introduced by IFRS 15 and applied the five-step model in order to reassess its revenue recognition criteria. Beggining January 1, 2018, management implemented the new guidelines introduced by IFRS 15 and there is no relevant impact for the PagSeguro Group.

There are no other new standards or interpretations that could have a material impact on the PagSeguro Group’s financial statements.

(ii)	Standards issued but not yet effective

IFRS 16—Leases

IFRS 16 was issued in January 2016 and is effective as of January 1, 2019, replaceing IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Management evaluated the new guidelines introduced by IFRS 16 and did not identify any material impact for the PagSeguro Group

There are no other standards or interpretations not yet effective that could have a material impact on the PagSeguro Group’s financial statements.